                                                          [EQUITRUST LOGO]

                                                SEMI-ANNUAL REPORT
                                                JANUARY 31, 2003

                                               EQUITRUST SERIES
                                               FUND, INC.

                                               INVESTMENT MANAGER AND
                                               PRINCIPAL UNDERWRITER

                                               EQUITRUST INVESTMENT
                                               MANAGEMENT SERVICES, INC.

                                               5400 UNIVERSITY AVENUE
                                               WEST DES MOINES, IA 50266
                                               1-877-860-2904
                                               225-5586 (DES MOINES)

                                                     www.equitrust.com

    This report is not to be distributed
    unless preceded or accompanied by a
    current prospectus.

                                                 Shareholder Account Access
                                                       now available
                                                   at www.equitrust.com.

 737-027(03)

PRESIDENT'S LETTER

Dear Shareholder:

    In our previous letter, we noted that the S&P 500 Stock Composite Index (the "S&P 500"), the Dow Jones Industrial Averages (the "Dow"), and the NASDAQ Composite (the "NASDAQ") were all in danger of recording a third consecutive year of losses. Indeed, these indices did not recover and posted losses again for 2002. The S&P 500 lost 22.09%, the Dow declined 15.01% and the NASDAQ fell 31.25%.

    For the period beginning July 31, 2002 and ending January 31, 2003, the indices finished down but improved from their mid-October lows. From July 31, 2002 through January 31, 2003, the S&P 500 returned -5.26%. It outperformed the Dow, which declined 6.73%. The NASDAQ topped both with a loss of only 0.35%. All three indices were actually positive for the period following a run from mid-October through the end of November. That rally faded, however, as did another in early January, and all three finished down at January 31.

    Since its inception, the S&P 500 has only experienced two periods in which it fell for three or more consecutive years: during the Great Depression and just prior to World War II. Cumulatively, the declines decimated the market value and total returns of these three equity indices. From 2000 to 2002, the Dow lost the least, falling 23.53%. The S&P 500 fared worse, declining 37.61%, and the NASDAQ worse yet at -66.90%.

    Valuation has improved as a result of the declines in the equity markets. According to NED DAVIS RESEARCH, the median P/E (Price to Earnings ratio) on the S&P 500 decreased from around 32 times trailing twelve month earnings near the beginning of 2002 to 23 times trailing earnings at the end of 2002. That is, whereas investors paid $32 for every dollar of S&P 500 earnings at the beginning of 2002, by the end of 2002 they were paying only $23 for every dollar of earnings. The S&P 500's dividend yield bottomed out at 1.1% in the late 1990's but improved to 1.83% at the end of 2002. If the 10-year Treasury yield-to-S&P 500 earnings yield relationship that's come to be known as the Federal Reserve Valuation model holds, then at the end of 2002 the market was some 30% undervalued; just several years ago the model indicated the S&P 500 was 70-some % overvalued.

    While each of these measures show valuation has improved significantly, each comes with a caveat. For example, while the S&P 500's median P/E decreased, at the end of 2002 it had not yet reverted to its 29-year mean of 15.3 times trailing earnings. The S&P 500's dividend yield, while higher and improving slightly, still trailed its 50-year average of 3.41%. Finally, the Fed model works from 1980 forward, but it does not hold well in periods of lower interest rates; some critics question the reliability of the model with the 10-year Treasury near forty-year lows.

    The fixed income markets have typically fared much better than the equities markets in these three years, and the period from July 31, 2002 to January 31, 2003 was no exception. The broad Lehman Brothers U.S. Aggregate Index (the "Aggregate Index"), encompassing government, corporate and mortgage backed securities, returned 5.05%. Treasuries, as measured by the Lehman Brothers ("Lehman") U.S. Treasury Index (the "Treasury Index"), just topped the Aggregate Index, returning 5.08% for the period. Corporate bonds, as measured by Lehman's U.S. Corporate Investment Grade Index, topped both the Treasury benchmark and the Aggregate Index with a return of 8.48%. Lehman's Fixed Rate Mortgage Backed Securities Index (the "Mortgage Index") trailed the investment grade corporate bond and government securities benchmarks with a return of 3.13%. Lehman's U.S. Corporate High Yield Index (the "High Yield Index") topped the other sectors as it returned 11.95% for the period.

    The financial markets have reflected the uncertainty in the economy and the distraction of world politics. While the economy did grow in 2002, it did so in fits and starts, showing 5% and 4% annualized growth in the first and third quarters, respectively, but then just above 1% for the second and fourth quarters. It has not been for lack of stimulus that the economy has not shown more stability and stronger growth. In November, the Federal Reserve (the "Fed"), through its Federal Open Market Committee, decreased the benchmark Federal Funds rate from 1.75% to 1.25%. This was the first and only rate cut for 2002 following the cuts in 2001, but it brought to twelve the number of cuts the Fed has initiated since January of 2001. The Bush Administration recently weighed in on the seriousness of the economic slowdown, signaling its intent to provide fiscal stimulation to supplement the Fed's stimulus. President Bush's proposal calls for permanent tax cuts and a landmark recommendation that investors be exempt from some taxes paid on stock dividends. Although the plan has met some resistance in Congress, it demonstrates the degree to which some politicians are focused on boosting the economy.

    In spite of the Fed's stimulus and that expected from the Federal government, a lack of corporate investment has impeded recovery in the national economy. While the consumer continues to buy homes and automobiles, corporations have retrenched and cut costs, choosing instead to pay down debt and improve their balance sheets. Utilization rates are low, while the lack of job creation brings about comparisons of this recession to the jobless recovery in the early 1990s. Given the economic uncertainty and the weight of potential war with Iraq, companies have been apprehensive to take risks and have postponed investing beyond their immediate needs.

    As corporations reduce spending, they also impact the nation's employment. While the unemployment rate stood at 3.9% in October of 2000, it has since jumped to around 6%. It measured 5.8% or above for six of twelve months in 2002. The U.S. economy has lost 1.6 million jobs in this recession, and in 2002 recorded its second straight year of net job losses.

    Part of the reason that corporations have been unable to generate revenue growth is that inflation has been lower than historical norms. For 2002, inflation, as measured by the Consumer Price Index ("CPI"), increased 2.4% after a 1.6% increase in 2001. Adjusting for increases in energy and food prices and leaving what is commonly called core CPI; prices increased just 1.9% after increasing 2.7% in 2001. Energy prices have risen so far in 2003 due to falling oil production in Venezuela and fears that supply from the Middle East could be impacted should war break out in Iraq. Higher energy costs for both consumers and corporations threaten to mute economic recovery.

    One positive event for corporations, specifically multinational corporations, is the falling dollar. In the last few years the dollar has weakened substantially against currencies such as the Euro and the Japanese Yen. A cheaper dollar gives multinationals pricing power relative to foreign competitors.

    The equity markets have now slid for three consecutive years, and threaten to decline again in the current environment of a weak economy and tensions overseas. Consumers have carried the economy well, but their means of doing so may be running low. Corporations have cut expenses and reduced capital spending. With low interest rates and likely additional legislation intended to spur investment, the economy seemingly has substantial stimulus and potential for a strong bounce once geo-political concerns subside. The financial markets' upside potential will be limited by still-high valuations and the economy's gains will be limited by high corporate and consumer debt levels.

    VALUE GROWTH: The Value Growth Portfolio finished down for the six months ending January 31, 2003, but it substantially outperformed its benchmark, the S&P 500 Stock Composite Index. It benefited from underweight positions in consumer discretionary and financial stocks, both of which posted losses for the period. We have avoided adding to the Portfolio's consumer discretionary position due to our concerns about valuation and consumer spending. Financial stocks now represent 20% of the S&P 500. Not only is that a high proportion relative to the sector's historical weight within the benchmark, but a number of industries within the sector appear to be near relatively full valuation.

    We increased the Portfolio's consumer staples exposure in 2002, and it is still overweight relative to the benchmark. The sector is defensive and carries an attractive valuation. Energy stocks are at least reasonably valued and should benefit from steadily increasing demand commensurate with economic recovery, so we have overweighted this sector, as well. Valuation in the health care sector reflects investor concerns about pharmaceutical manufacturers' patent expirations and the profitability of health care service providers, but is still attractive relative to the sector's potential growth. We increased the Portfolio's exposure to health care substantially so that it is now overweight relative to the benchmark. The Portfolio's holdings of utilities stocks is also overweight as it is twice that in the S&P 500. Utilities stocks in the S&P 500 declined over 30% during 2002, providing ample opportunity to add to the Portfolio at particularly attractive dividend yields.

    HIGH GRADE BOND: Treasury yields declined over our six-month reporting period. The 2-, 10, 30-year Treasury issues yielded 2.23%, 4.46% and 5.30%, respectively, as of July 31, 2002, and 1.69%, 3.96% and 4.84% as of January 31, 2003.

    During this period, the Corporate Index produced a total return of 8.47% compared to a 5.08% total return for the Treasury Index and a 3.13% return for the Mortgage Index. The performance of the Corporate Index was helped by a narrowing of spread levels from historically wide levels at the start of this reporting period. The performance of the Mortgage Index lagged because it had a much shorter duration during a period of falling interest rates than the Corporate and Treasury Indices.

    We feel that the expansionary nature of both fiscal and monetary policy will eventually help to moderately increase the rate of economic growth and result in slightly higher interest rates in the future. Given this view and the generally low level of absolute interest rates, we currently plan to keep our duration at a level slightly below that of the Aggregate Index.

    STRATEGIC YIELD: During the six month period ending January 31, 2003, the High Yield Index had a total return of 11.95% compared to a 8.47% total return for the Corporate Index. Positive cash flows into high yield mutual funds and a decline in the overall rate of defaults helped the option-adjusted spread of the High Yield Index to decline by 135 basis points to 780 basis points as of January 31, 2003. During this period, the current yield of the Portfolio increased as we increased our exposure to higher yielding issues. We will probably continue to increase our exposure to higher yielding issues and credit risk. We will continue to look for issues that we feel offer attractive risk adjusted returns in both the non-investment grade and investment grade corporate bond markets.

    MANAGED: The Managed Portfolio had a positive return for the period, largely due to its mixed allocation of equities, fixed income securities and cash. This allocation tends to cushion the Portfolio from the losses in the equity markets, particularly those in the S&P 500. The Portfolio's flexibility allows us to tactically shift between equities and fixed income securities according to where we see better value.

    We continue to emphasize utilities, energy and consumer staples stocks within the Portfolio's equity allocation. During the period we added several retail grocers, several companies in the hospital and clinical laboratory industries within the health care sector, and realigned the Portfolio's exposure to the energy sector.

    During the period, we added to the Portfolio's position in GNMA securities, increasing the fixed income allocation just slightly. Fixed income yields rose in the fourth quarter as the equity market started to improve, but they have since come back on concerns about global economic recovery, the possibility of war with Iraq and tension on the Korean peninsula.

    MONEY MARKET: During the first 10 months of the year, the Federal Reserve left the Fed Funds' rate unchanged at 1.75%. However, on November 6, 2002 the Fed Fund's rate was cut by .50% to 1.25%, and the bias was changed to neutral. It appears that any upward movement in rates continues to be months away. The economic news continues to be very mixed keeping the markets in a range with no big swings foreseen in either direction. The geo-political climate remains uncertain while the Bush administration continues to try to adjust monetary and fiscal policies to stimulate the economy. The Portfolios purchases are limited to top-tier commercial paper and agency discount notes to maximize yield yet minimize credit risk.

    BLUE CHIP: True to its passive investment strategy, the performance of the Blue Chip Portfolio over the past 6 months has reflected that of the large capitalization market sector it represents. The Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Craig A. Lang

                                           CRAIG A. LANG
                                           PRESIDENT

March 03, 2003

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2003

(Unaudited)

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $70,586,965; $19,634,234; $13,154,527; $36,266,939;
  $4,835,384; and $46,820,851, respectively)............    $59,408,158     $20,039,152
 Cash...................................................         52,993          53,113
 Receivables:
   Accrued dividends and interest.......................         84,521         182,064
   Investment securities sold...........................
 Prepaid expense and other assets.......................             59             208
                                                            -----------     -----------
 Total Assets...........................................    $59,545,731     $20,274,537
                                                            ===========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $    34,396     $     4,835
   Portfolio securities purchased.......................                      2,011,424
   Accrued expenses.....................................         20,835           6,369
                                                            -----------     -----------
 Total Liabilities......................................         55,231       2,022,628
 Net assets applicable to outstanding capital stock.....     59,490,500      18,251,909
                                                            -----------     -----------
 Total Liabilities and Net Assets.......................    $59,545,731     $20,274,537
                                                            ===========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $55,900,539     $13,618,940
     Shares issued and outstanding......................      6,347,409       1,288,663
     Net asset value per share..........................    $      8.81     $     10.57
                                                            ===========     ===========
 Class I: Net Assets....................................    $ 3,589,961     $ 4,632,969
     Shares issued and outstanding......................        406,051         438,102
     Net asset value per share..........................    $      8.84     $     10.58
                                                            ===========     ===========

SEE ACCOMPANYING NOTES.

                                                             STRATEGIC
                                                               YIELD          MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $70,586,965; $19,634,234; $13,154,527; $36,266,939;
  $4,835,384; and $46,820,851, respectively)............    $12,773,547     $35,508,667      $4,835,384     $47,877,575
 Cash...................................................          2,456          61,541          21,135          22,739
 Receivables:
   Accrued dividends and interest.......................        215,480          70,390             295          62,633
   Investment securities sold...........................                                                      5,592,004
 Prepaid expense and other assets.......................             10              31               4              44
                                                            -----------     -----------      ----------     -----------
 Total Assets...........................................    $12,991,493     $35,640,629      $4,856,818     $53,554,995
                                                            ===========     ===========      ==========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $     6,939     $    17,312      $    1,518     $    31,747
   Portfolio securities purchased.......................                                                      5,261,160
   Accrued expenses.....................................          5,850          12,462           4,485          15,100
                                                            -----------     -----------      ----------     -----------
 Total Liabilities......................................         12,789          29,774           6,003       5,308,007
 Net assets applicable to outstanding capital stock.....     12,978,704      35,610,855       4,850,815      48,246,988
                                                            -----------     -----------      ----------     -----------
 Total Liabilities and Net Assets.......................    $12,991,493     $35,640,629      $4,856,818     $53,554,995
                                                            ===========     ===========      ==========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $10,650,948     $31,549,707      $3,123,737     $38,703,694
     Shares issued and outstanding......................      1,135,386       2,778,710       3,123,737       1,297,146
     Net asset value per share..........................    $      9.38     $     11.35      $     1.00     $     29.84
                                                            ===========     ===========      ==========     ===========
 Class I: Net Assets....................................    $ 2,327,756     $ 4,061,148      $1,727,078     $ 9,543,294
     Shares issued and outstanding......................        248,275         356,627       1,727,078         319,593
     Net asset value per share..........................    $      9.38     $     11.39      $     1.00     $     29.86
                                                            ===========     ===========      ==========     ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2003
(UNAUDITED)

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................    $   600,901       $ 30,152
 Interest...............................................         67,352        431,995
 Less foreign tax withholding...........................         (3,591)
                                                            -----------       --------
 Total Investment Income................................        664,662        462,147
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............        155,601         33,261
   Transfer and dividend disbursing agent fees..........         82,950         16,326
   Distribution fees....................................        144,322         34,299
   Administrative service fees..........................         72,161         17,149
   Accounting fees......................................         14,905          4,157
 Custodian fees.........................................          8,296          5,439
 Professional fees......................................          9,056          2,314
 Directors' fees and expenses...........................          2,728            701
 Reports to shareholders................................          8,540          2,258
 Registration fees......................................          4,796          4,149
 Miscellaneous..........................................         24,392          7,157
                                                            -----------       --------
 Total Expenses.........................................        527,747        127,210
 Waiver of fees.........................................
 Fees paid indirectly...................................           (701)          (398)
                                                            -----------       --------
 Net Expenses...........................................        527,046        126,812
                                                            -----------       --------
 Net Investment Income..................................        137,616        335,335
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................        261,504         54,066
 Change in unrealized appreciation/depreciation of
  investments...........................................     (1,502,511)       115,475
                                                            -----------       --------
 Net Gain (Loss) on Investments.........................     (1,241,007)       169,541
                                                            -----------       --------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................    $(1,103,391)      $504,876
                                                            ===========       ========

SEE ACCOMPANYING NOTES.

                                                             STRATEGIC
                                                               YIELD          MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................     $  39,841        $472,466                      $   435,493
 Interest...............................................       516,481         183,217        $ 37,415           31,312
 Less foreign tax withholding...........................                        (2,569)
                                                             ---------        --------        --------      -----------
 Total Investment Income................................       556,322         653,114          37,415          466,805
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............        35,381         107,416           6,094           58,201
   Transfer and dividend disbursing agent fees..........        18,846          54,283           3,961           83,004
   Distribution fees....................................        26,571          80,300           7,881          101,865
   Administrative service fees..........................        13,286          40,150           3,941           50,933
   Accounting fees......................................         3,217           8,951           1,219           11,640
 Custodian fees.........................................         5,261           7,753           4,420            7,760
 Professional fees......................................         1,825           5,132             693            6,798
 Directors' fees and expenses...........................           757           1,537             242            2,022
 Reports to shareholders................................         1,734           4,884             707            6,283
 Registration fees......................................         4,143           4,316           3,442            4,777
 Miscellaneous..........................................         6,018          13,439           3,614           16,935
                                                             ---------        --------        --------      -----------
 Total Expenses.........................................       117,039         328,161          36,214          350,218
 Waiver of fees.........................................                                       (11,433)
 Fees paid indirectly...................................          (322)           (538)           (279)            (555)
                                                             ---------        --------        --------      -----------
 Net Expenses...........................................       116,717         327,623          24,502          349,663
                                                             ---------        --------        --------      -----------
 Net Investment Income..................................       439,605         325,491          12,913          117,142
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................       127,137         988,052                       (1,058,693)
 Change in unrealized appreciation/depreciation of
  investments...........................................      (196,581)       (720,797)                      (2,563,201)
                                                             ---------        --------        --------      -----------
 Net Gain (Loss) on Investments.........................       (69,444)        267,255                       (3,621,894)
                                                             ---------        --------        --------      -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................     $ 370,161        $592,746        $ 12,913      $(3,504,752)
                                                             =========        ========        ========      ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

                                                                       VALUE GROWTH
                                                                         PORTFOLIO
                                                            -----------------------------------
                                                            SIX MONTHS ENDED
                                                            JANUARY 31, 2003       YEAR ENDED
                                                               (UNAUDITED)       JULY 31, 2002
                                                            -----------------    --------------
 OPERATIONS
 Net investment income..................................        $   137,616       $   330,814
 Net realized gain (loss) from investment
  transactions..........................................            261,504         3,570,559
 Change in unrealized appreciation/depreciation of
  investments...........................................         (1,502,511)      (12,460,674)
                                                                -----------       -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................         (1,103,391)       (8,559,301)
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................           (122,550)         (441,791)
   Class I..............................................            (38,030)          (80,515)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Return of Capital Distributions:
   Class A..............................................
   Class I..............................................
                                                                -----------       -----------
 Total Dividends and Distributions......................           (160,580)         (522,306)
 CAPITAL SHARE TRANSACTIONS.............................         (2,328,296)       (1,868,901)
                                                                -----------       -----------
 Total Increase (Decrease) in Net Assets................         (3,592,267)      (10,950,508)
 NET ASSETS
 Beginning of period....................................         63,082,767        74,033,275
                                                                -----------       -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............        $59,490,500       $63,082,767
                                                                ===========       ===========
 Accumulated Undistributed Net Investment Income........        $   137,270       $   160,234
                                                                ===========       ===========

SEE ACCOMPANYING NOTES.

                                                                      HIGH GRADE BOND
                                                                         PORTFOLIO
                                                            -----------------------------------
                                                            SIX MONTHS ENDED
                                                            JANUARY 31, 2003       YEAR ENDED
                                                               (UNAUDITED)       JULY 31, 2002
                                                            -----------------    --------------
 OPERATIONS
 Net investment income..................................        $   335,335        $   705,255
 Net realized gain (loss) from investment
  transactions..........................................             54,066             27,446
 Change in unrealized appreciation/depreciation of
  investments...........................................            115,475            179,661
                                                                -----------        -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................            504,876            912,362
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................           (266,701)          (592,715)
   Class I..............................................            (68,634)          (112,540)
 Net realized gain from investment transactions:
   Class A..............................................            (22,835)           (22,348)
   Class I..............................................             (4,599)            (3,654)
 Return of Capital Distributions:
   Class A..............................................
   Class I..............................................
                                                                -----------        -----------
 Total Dividends and Distributions......................           (362,769)          (731,257)
 CAPITAL SHARE TRANSACTIONS.............................          2,275,615          1,687,780
                                                                -----------        -----------
 Total Increase (Decrease) in Net Assets................          2,417,722          1,868,885
 NET ASSETS
 Beginning of period....................................         15,834,187         13,965,302
                                                                -----------        -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............        $18,251,909        $15,834,187
                                                                ===========        ===========
 Accumulated Undistributed Net Investment Income........        $         0        $         0
                                                                ===========        ===========

                                                                    STRATEGIC YIELD
                                                                       PORTFOLIO
                                                          -----------------------------------
                                                          SIX MONTHS ENDED
                                                          JANUARY 31, 2003       YEAR ENDED
                                                             (UNAUDITED)       JULY 31, 2002
                                                          -----------------    --------------
 OPERATIONS
 Net investment income..................................      $   439,605        $   791,484
 Net realized gain (loss) from investment
  transactions..........................................          127,137           (771,318)
 Change in unrealized appreciation/depreciation of
  investments...........................................         (196,581)           617,115
                                                              -----------        -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................          370,161            637,281
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................         (353,937)          (648,813)
   Class I..............................................          (85,668)          (142,671)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Return of Capital Distributions:
   Class A..............................................
   Class I..............................................
                                                              -----------        -----------
 Total Dividends and Distributions......................         (439,605)          (791,484)
 CAPITAL SHARE TRANSACTIONS.............................          365,984            696,045
                                                              -----------        -----------
 Total Increase (Decrease) in Net Assets................          296,540            541,842
 NET ASSETS
 Beginning of period....................................       12,682,164         12,140,322
                                                              -----------        -----------
 End of period (including accumulated undistributed
  net investment income as set forth below).............      $12,978,704        $12,682,164
                                                              ===========        ===========
 Accumulated Undistributed Net Investment Income........      $         0        $         0
                                                              ===========        ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MANAGED
                                                                      PORTFOLIO
                                                          ---------------------------------
                                                          SIX MONTHS ENDED
                                                          JANUARY 31, 2003     YEAR ENDED
                                                             (UNAUDITED)     JULY 31, 2002
                                                          -----------------  --------------
 OPERATIONS
 Net investment income..................................     $   325,491      $   724,920
 Net realized gain (loss) from investment
  transactions..........................................         988,052          759,402
 Change in unrealized appreciation/depreciation of
  investments...........................................        (720,797)      (4,530,817)
                                                             -----------      -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................         592,746       (3,046,495)
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................        (257,869)        (626,580)
   Class I..............................................         (44,379)         (99,387)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Return of Capital Distributions:
   Class A..............................................                           (9,502)
   Class I..............................................                           (1,009)
                                                             -----------      -----------
 Total Dividends and Distributions......................        (302,248)        (736,478)
 CAPITAL SHARE TRANSACTIONS.............................          25,225         (313,071)
                                                             -----------      -----------
 Total Increase (Decrease) in Net Assets................         315,723       (4,096,044)
 NET ASSETS
 Beginning of period....................................      35,295,132       39,391,176
                                                             -----------      -----------
 End of period (including accumulated undistributed net
  investment income as set forth below).................     $35,610,855      $35,295,132
                                                             ===========      ===========
 Accumulated Undistributed Net Investment Income........     $    23,243      $         0
                                                             ===========      ===========

SEE ACCOMPANYING NOTES.

                                                                    MONEY MARKET                         BLUE CHIP
                                                                      PORTFOLIO                          PORTFOLIO
                                                          ---------------------------------  ---------------------------------
                                                          SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                          JANUARY 31, 2003     YEAR ENDED    JANUARY 31, 2003     YEAR ENDED
                                                             (UNAUDITED)     JULY 31, 2002      (UNAUDITED)     JULY 31, 2002
                                                          -----------------  --------------  -----------------  --------------
 OPERATIONS
 Net investment income..................................     $   12,913        $   38,275       $   117,142      $    165,007
 Net realized gain (loss) from investment
  transactions..........................................                                         (1,058,693)       (1,036,459)
 Change in unrealized appreciation/depreciation of
  investments...........................................                                         (2,563,201)      (11,806,911)
                                                             ----------        ----------       -----------      ------------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................         12,913            38,275        (3,504,752)      (12,678,363)
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................         (4,105)          (23,248)         (121,092)          (56,181)
   Class I..............................................         (8,808)          (15,027)          (70,120)          (60,600)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Return of Capital Distributions:
   Class A..............................................
   Class I..............................................
                                                             ----------        ----------       -----------      ------------
 Total Dividends and Distributions......................        (12,913)          (38,275)         (191,212)         (116,781)
 CAPITAL SHARE TRANSACTIONS.............................        541,488          (288,054)        5,406,922         1,021,661
                                                             ----------        ----------       -----------      ------------
 Total Increase (Decrease) in Net Assets................        541,488          (288,054)        1,710,958       (11,773,483)
 NET ASSETS
 Beginning of period....................................      4,309,327         4,597,381        46,536,030        58,309,513
                                                             ----------        ----------       -----------      ------------
 End of period (including accumulated undistributed net
  investment income as set forth below).................     $4,850,815        $4,309,327       $48,246,988      $ 46,536,030
                                                             ==========        ==========       ===========      ============
 Accumulated Undistributed Net Investment Income........     $        0        $        0       $     4,454      $     78,524
                                                             ==========        ==========       ===========      ============

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 2003
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 COMMON STOCKS (91.21%)
 ---------------------------
   BUSINESS SERVICES (3.16%)
   AOL Time Warner, Inc.................................        15,100(1)     $   176,066
   Computer Associates International, Inc...............        22,345            298,753
   Compuware Corp.......................................        29,950(1)         104,825
   Microsoft Corp.......................................        12,400(1)         588,504
   Oracle Corp..........................................        17,300(1)         208,119
   Symantec Corp........................................        10,800(1)         504,144
                                                                              -----------
                                                                                1,880,411
   CHEMICALS AND ALLIED PRODUCTS (10.12%)
   Abbott Laboratories..................................        12,450            474,594
   Bristol-Myers Squibb Co..............................        19,580            461,892
   E.I. du Pont de Nemours & Co.........................         8,200            310,534
   GlaxoSmithKline plc..................................         7,675            297,483
   IVAX Corp............................................        23,500(1)         273,775
   Johnson & Johnson....................................        13,400            718,374
   KV Pharmaceutical Co. -- Class A.....................        16,500(1)         301,950
   Lyondell Chemical Co.................................        11,900            152,439
   Merck & Co., Inc.....................................        15,340            849,683
   Mylan Laboratories, Inc..............................        19,200            513,024
   Olin Corp............................................         9,600            154,752
   Pharmacia Corp.......................................        26,990          1,127,372
   Wyeth................................................         9,830            383,665
                                                                              -----------
                                                                                6,019,537
   COMMUNICATIONS (2.70%)
   ADC Telecommunications, Inc..........................        74,300(1)         170,890
   AT&T Corp............................................         4,000             77,920
   Centurytel, Inc......................................        26,980            818,302
   Comcast Corp. -- Class A.............................         6,470(1)         172,296
   SBC Communications, Inc..............................        15,000            366,600
                                                                              -----------
                                                                                1,606,008

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   DEPOSITORY INSTITUTIONS (5.88%)
   Associated Banc-Corp.................................        16,281        $   563,160
   Citigroup, Inc.......................................        11,570            397,776
   Community Bank Systems, Inc..........................         6,380            207,797
   FleetBoston Financial Corp...........................        28,330            739,696
   U. S. Bancorp........................................        54,909          1,158,580
   Wachovia Corp........................................        11,922            428,834
                                                                              -----------
                                                                                3,495,843
   ELECTRIC, GAS AND SANITARY SERVICES (7.55%)
   Alliant Energy Corp..................................        13,505            218,646
   Atmos Energy Corp....................................        31,488            705,331
   Black Hills Corp.....................................        13,960            338,111
   Dynegy, Inc. -- Class A..............................        29,800(1)          55,726
   Laclede Group, Inc...................................        29,982            708,175
   Nisource, Inc........................................        14,700            261,219
   Northwest Natural Gas Co.............................        38,600          1,004,372
   Puget Energy, Inc....................................        30,980            613,404
   Teco Energy, Inc.....................................         7,165             99,092
   Williams Companies, Inc..............................        22,300             72,252
   Xcel Energy, Inc.....................................        37,665            415,068
                                                                              -----------
                                                                                4,491,396
   ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.27%)
   Acuity Brands, Inc...................................        37,400            495,550
   Adaptec, Inc.........................................        41,850(1)         247,752
   ECI Telecom, Ltd.....................................        20,000(1)          35,800
   Electronic Data Systems Corp.........................        17,555            297,557
   Intel Corp...........................................        15,600            244,296
   Roxio, Inc...........................................         6,888(1)          31,754
                                                                              -----------
                                                                                1,352,709
   ENGINEERING AND MANAGEMENT SERVICES (0.40%)
   Affymetrix, Inc......................................         5,800(1)         157,412
   Monsanto Co..........................................         4,604             81,261
                                                                              -----------
                                                                                  238,673

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   FABRICATED METAL PRODUCTS (0.99%)
   Cooper Industries, Ltd...............................        10,379        $   367,728
   Shaw Group, Inc......................................        16,300(1)         221,680
                                                                              -----------
                                                                                  589,408
   FOOD AND KINDRED PRODUCTS (9.21%)
   Altria Group, Inc....................................        35,000          1,325,450
   ConAgra Foods, Inc...................................        69,867          1,713,837
   Dean Foods Co........................................        21,518(1)         835,329
   Sara Lee Corp........................................        35,000            697,900
   Sensient Technologies Corp...........................        39,711            906,205
                                                                              -----------
                                                                                5,478,721
   FOOD STORES (4.14%)
   7-Eleven, Inc........................................       135,520(1)       1,085,515
   Casey's General Stores, Inc..........................        46,558            530,296
   Kroger Co............................................        16,650(1)         251,248
   Safeway, Inc.........................................        25,035(1)         593,330
                                                                              -----------
                                                                                2,460,389
   GENERAL MERCHANDISE STORES (1.09%)
   Federated Department Stores, Inc.....................        14,965(1)         389,389
   Target Corp..........................................         9,200            259,532
                                                                              -----------
                                                                                  648,921
   HEALTH SERVICES (5.86%)
   AmeriPath, Inc.......................................        18,200(1)         356,902
   Laboratory Corp. of America Holdings.................        23,100(1)         617,925
   Province Healthcare Co...............................        45,200(1)         298,320
   Schering-Plough Corp.................................        31,650            573,181
   Select Medical Corp..................................        27,800(1)         421,170
   Taro Pharmaceutical Industries, Ltd..................        15,150(1)         532,523
   Universal Health Services, Inc. -- Class B...........        14,725(1)         685,891
                                                                              -----------
                                                                                3,485,912
   HOLDING AND OTHER INVESTMENT OFFICES (4.07%)
   Highwoods Properties, Inc............................        29,150            646,547
   MBIA, Inc............................................        28,500          1,167,930
   Reckson Associates Realty Corp.......................        14,825            302,430
   Reckson Associates Realty Corp. -- Class B...........        14,825            307,767
                                                                              -----------
                                                                                2,424,674

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   INDUSTRIAL MACHINERY AND EQUIPMENT (2.47%)
   Cisco Systems, Inc...................................        11,100(1)     $   148,407
   EMC Corp.............................................        32,700(1)         251,790
   Hewlett-Packard Co...................................        10,700            186,287
   Ingersoll-Rand, Ltd..................................        20,000            785,200
   Solectron Corp.......................................        26,600(1)          95,494
                                                                              -----------
                                                                                1,467,178
   INSTRUMENTS AND RELATED PRODUCTS (4.15%)
   Agilent Technologies, Inc............................        12,000(1)         197,760
   Becton Dickinson & Co................................        40,000          1,312,000
   JDS Uniphase Corp....................................        21,600(1)          58,536
   Pall Corp............................................        51,270            795,198
   Perkinelmer, Inc.....................................        13,800            107,640
                                                                              -----------
                                                                                2,471,134
   INSURANCE CARRIERS (2.28%)
   Allstate Corp........................................        28,300            995,877
   Mony Group, Inc......................................        14,500            334,080
   Travelers Property Casualty Corp. -- Class A.........           499              8,089
   Travelers Property Casualty Corp. -- Class B.........         1,027             16,699
                                                                              -----------
                                                                                1,354,745
   METAL MINING (1.05%)
   Barrick Gold Corp....................................        38,000            625,100
   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.85%)
   Emerson Electric Co..................................         5,500            258,115
   Hasbro, Inc..........................................        20,600            247,200
                                                                              -----------
                                                                                  505,315
   NONDEPOSITORY INSTITUTIONS (1.13%)
   Federal Home Loan Mortgage Corp......................        12,000            671,760
   OIL AND GAS EXTRACTION (4.78%)
   Burlington Resources, Inc............................        20,000            882,000
   EOG Resources, Inc...................................         7,300            282,948
   Occidental Petroleum Co..............................        18,400            537,464
   Offshore Logistics, Inc..............................        33,550(1)         678,717
   Rowan Companies, Inc.................................        13,700(1)         282,631
   Veritas DGC, Inc.....................................        22,900(1)         180,452
                                                                              -----------
                                                                                2,844,212

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   PAPER AND ALLIED PRODUCTS (1.81%)
   Abitibi Consolidated, Inc............................       143,400        $ 1,075,500
   Sonoco Products Co...................................           200              4,196
                                                                              -----------
                                                                                1,079,696
   PETROLEUM AND COAL PRODUCTS (4.48%)
   BP Amoco.............................................         7,500            292,575
   ChevronTexaco Corp...................................        10,000            644,000
   ConocoPhillips.......................................        25,166          1,212,750
   Marathon Oil Corp....................................        24,700            516,230
                                                                              -----------
                                                                                2,665,555
   PRIMARY METAL INDUSTRIES (1.31%)
   Northwest Pipe Co....................................        51,100(1)         780,808
   PRINTING AND PUBLISHING (2.35%)
   Belo Corp. -- Series A...............................        51,500          1,102,100
   Mail-Well, Inc.......................................       147,000(1)         298,410
                                                                              -----------
                                                                                1,400,510
   TRANSPORTATION -- BY AIR (1.68%)
   Petroleum Helicopters, Inc. (Non-voting).............        33,400(1)         997,992
   TRANSPORTATION EQUIPMENT (3.30%)
   Genuine Parts Co.....................................         5,000            147,500
   Honeywell International, Inc.........................        29,800            728,312
   ITT Industries, Inc..................................         9,200            516,672
   SPX Corp.............................................        15,356(1)         569,708
                                                                              -----------
                                                                                1,962,192
   WHOLESALE DURABLE GOODS (0.47%)
   Apogent Technologies, Inc............................        16,200(1)         277,344
   MISCELLANEOUS EQUITIES (1.66%)
   H&Q Life Sciences Investors..........................        26,785            348,205
   NASDAQ-100 Trust.....................................        26,100(1)         637,362
                                                                              -----------
                                                                                  985,567
                                                                              -----------
 Total Common Stocks....................................                       54,261,710

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 SHORT-TERM INVESTMENTS (8.65%)
 -----------------------------------
   MONEY MARKET MUTUAL FUND (1.84%)
   Blackrock Provident Institutional Funds, T-Fund
    Portfolio...........................................     1,096,584        $ 1,096,584

                                                              PRINCIPAL
                                                               AMOUNT
                                                            -------------
  COMMERCIAL PAPER (5.13%)
  American General Finance Co., 1.24%, due 2/03/03......    $  800,000            800,000
  American General Finance Co., 1.23%, due 2/10/03......     1,000,000          1,000,000
  Wells Fargo Corp., 1.25%, due 2/13/03.................     1,250,000          1,250,000
                                                                             ------------
                                                                                3,050,000
  UNITED STATES GOVERNMENT AGENCIES (1.68%)
  Federal National Mortgage Assoc., due 2/05/03.........     1,000,000            999,864
                                                                             ------------
Total Short-Term Investments............................                        4,049,864
                                                                             ------------
Total Investments (99.86%)..............................                       59,408,158
OTHER ASSETS LESS LIABILITIES (0.14%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets,
   less liabilities.....................................                           82,342
                                                                             ------------
Total Net Assets (100.00%)..............................                     $ 59,490,500
                                                                             ============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 2003
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 PREFERRED STOCKS (4.60%)
 -----------------------------
   ELECTRIC, GAS AND SANITARY SERVICES (2.12%)
   Virginia Electric & Power 6.70% due 6/30/09,
    Series A............................................        15,000        $   386,700
   HOLDING AND OTHER INVESTMENT OFFICES (2.48%)
   New Plan Excel Realty Trust 7.80% Series D...........         9,000            452,812
                                                                              -----------
 Total Preferred Stocks.................................                          839,512

                                                              PRINCIPAL
                                                                AMOUNT
                                                            --------------
 CORPORATE BONDS (35.99%)
 -----------------------------
   ELECTRIC, GAS AND SANITARY SERVICES (10.02%)
   Maritime & NE Pipeline, 7.70%, due 11/30/19..........    $  600,000            693,180
   Oglethorpe Power (OPC Scherer), 6.974%, due
    6/30/11.............................................       527,000            568,296
   Pacificorp, 6.90%, due 11/15/11......................       500,000            568,315
                                                                              -----------
                                                                                1,829,791
   FOOD STORES (0.92%)
   Ahold Finance USA, Inc., 8.25%, due 7/15/10..........       150,000            167,951
   GENERAL MERCHANDISE STORES (2.01%)
   J.C. Penney & Co., 8.25%, due 8/15/22................       400,000            367,500
   HOLDING AND OTHER INVESTMENT OFFICES (5.75%)
   Meditrust, 7.60%, due 9/13/05........................       350,000            350,055
   Security Capital Pacific, 7.20%, due 3/01/13.........       225,000            242,111
   Washington REIT, 6.898%, due 2/15/18.................       450,000            457,245
                                                                              -----------
                                                                                1,049,411
   OIL AND GAS EXTRACTION (1.43%)
   Burlington Resources, Inc., 9.125%, due 10/01/21.....       200,000            260,894
   TEXTILE MILL PRODUCTS (2.52%)
   Unifi, 6.50%, due 2/01/08............................       550,000            459,250
   TOBACCO PRODUCTS (4.48%)
   UST, Inc., 7.25%, due 6/01/09........................       750,000            816,975

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------    -------------
   TRANSPORTATION -- BY AIR (7.74%)
   Continental Airlines, Inc., 6.545%, due 8/02/20......    $  627,791        $   557,347
   Northwest Airlines, 7.575%, due 9/01/20..............       640,269            627,560
   US Air, Inc., 8.36%, due 1/20/19.....................       272,686            227,352
                                                                              -----------
                                                                                1,412,259
   TRANSPORTATION EQUIPMENT (1.12%)
   Ford Motor Co., 9.215%, due 9/15/21..................       200,000            204,204
                                                                              -----------
 Total Corporate Bonds..................................                        6,568,235
 ASSET-BACKED SECURITIES (0.01%)
 ------------------------------------
   Federal Home Loan Mortgage Corp., 10.15%, due
    4/15/06.............................................         2,764              2,776
 MORTGAGE-BACKED SECURITIES (41.76%)
 ------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA)
   Pool # 1512, 7.50%, due 12/20/23.....................       201,995            216,787
   Pool # 2631, 7.00%, due 8/01/28......................       174,059            184,177
   Pool # 2658, 6.50%, due 10/01/28.....................       410,066            429,457
   Pool # 2701, 6.50%, due 1/20/29......................       415,891            435,409
   Pool # 2796, 7.00%, due 8/01/29......................       208,127            220,011
   Pool # 3039, 6.50%, due 2/01/31......................        75,237             78,724
   Pool # 3188, 6.50%, due 2/20/32......................       753,832            788,782
   Pool # 3239, 6.50%, due 5/01/32......................       488,906(2)         511,573
   Pool # 3261, 6.50%, due 7/20/32......................       443,433            463,993
   Pool # 3320, 5.50%, due 12/01/32.....................       997,952(2)       1,019,055
   Pool # 3333, 5.50%, due 1/01/33......................       999,900(2)       1,021,015
   Pool # 5005, 5.50%, due 5/01/33......................     2,000,000(1)       2,035,000
   Pool # 22630, 6.50%, due 8/01/28.....................       201,724            211,264
   Pool # 144332, 9.00%, due 7/15/16....................         6,084              6,795
                                                                              -----------
                                                                                7,622,042
 SHORT-TERM INVESTMENTS (27.43%)
 ------------------------------------
   COMMERCIAL PAPER (8.08%)
   American General Finance Corp., 1.25%, due 2/13/03...       325,000            325,000
   General Electric Capital Corp., 1.27%, due 2/11/03...       400,000            400,000
   Wells Fargo Corp., 1.29%, due 2/07/03................       750,000            750,000
                                                                              -----------
                                                                                1,475,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------    -------------
   UNITED STATES GOVERNMENT AGENCIES (18.07%)
   Federal Home Loan Bank, due 2/21/03..................    $  500,000        $   499,667
   Federal National Mortgage Assoc., due 2/05/03........       600,000            599,921
   Federal National Mortgage Assoc., due 2/18/03........       850,000            849,522
   Federal National Mortgage Assoc., due 2/25/03........     1,000,000            999,220
   Federal National Mortgage Assoc., due 2/27/03........       350,000            349,691
                                                                              -----------
                                                                                3,298,021

                                                                SHARES
                                                                 HELD
                                                            --------------
   MONEY MARKET MUTUAL FUND (1.28%)
   Blackrock Provident Institutional Funds, T-Fund
    Portfolio...........................................       233,566            233,566
                                                                              -----------
 Total Short-Term Investments...........................                        5,006,587
                                                                              -----------
 Total Investments (109.79%)............................                       20,039,152
 OTHER ASSETS LESS LIABILITIES (-9.79%)
 ------------------------------------------
   Cash, receivables, prepaid expense and other assets,
    less liabilities....................................                       (1,787,243)
                                                                              -----------
 Total Net Assets (100.00%).............................                      $18,251,909
                                                                              ===========

(1)  Firm commitment to purchase on May 21, 2003.
(2)  Trade restricted and held in a segregated account to cover firm commitment.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
JANUARY 31, 2003
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 COMMON STOCKS (0.13%)
 --------------------------
   FOOD STORES
   Penn Traffic Co......................................         9,092(1)     $    17,366
 PREFERRED STOCKS (7.40%)
 -----------------------------
   HOLDING AND OTHER INVESTMENT OFFICES (2.71%)
   New Plan Excel Realty Trust, 7.80%, no due date......         7,000            352,187
   METAL MINING (4.69%)
   Cameco Corp., 8.75%, due 9/30/47.....................        24,000            608,400
                                                                              -----------
 Total Preferred Stocks.................................                          960,587

                                                              PRINCIPAL
                                                                AMOUNT
                                                            --------------
 CORPORATE BONDS (85.49%)
 -----------------------------
   APPAREL AND OTHER TEXTILE PRODUCTS (1.79%)
   Dan River, Inc., 10.125%, due 12/15/03...............    $  280,000            232,400
   CHEMICALS AND ALLIED PRODUCTS (9.06%)
   Lyondell Chemical Co., 9.625%, due 5/01/07...........       600,000            564,000
   Nova Chemicals, Ltd., 7.875%, due 9/15/25............       200,000            161,656
   Polyone Corp., 8.875%, due 5/01/12...................       300,000            267,750
   Terra Industries, Inc., 10.50%, due 6/15/05..........       200,000            183,000
                                                                              -----------
                                                                                1,176,406
   DEPOSITORY INSTITUTIONS (0.84%)
   Hudson United Bancorp, 8.20%, due 9/15/06............       100,000            109,099
   ELECTRIC, GAS AND SANITARY SERVICES (23.04%)
   Alliant Energy Resources, Inc., 9.75%, due 1/15/13...       500,000            517,910
   Allied Waste North America, 10.00%, due 8/01/09......       500,000            500,625
   Cleveland Electric Illuminating Co., 9.00%, due
    7/01/23.............................................       500,000            529,350
   ESI Tractebel, 7.99%, due 12/30/11...................       442,000            424,718
   Gulf States Utilities, 8.94%, due 1/01/22............       400,000            421,736
   Northwestern Corp., 8.75%, due 3/15/12...............       500,000            352,500
   Waterford 3 Nuclear Power Plant, 8.09%, due
    1/02/17.............................................       243,686            243,954
                                                                              -----------
                                                                                2,990,793
   FOOD STORES (0.33%)
   Penn Traffic Co., 11.00%, due 6/29/09................        47,850             42,347

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------    -------------
   GENERAL MERCHANDISE STORES (0.35%)
   DR Structured Finance, 8.35%, due 2/15/04............    $  125,746        $    45,269
   HOLDING AND OTHER INVESTMENT OFFICES (14.47%)
   Bradley Operating, L.P., 7.20%, due 1/15/08..........       500,000            481,830
   Federal Realty Investment Trust, 7.48%, due
    8/15/26.............................................       600,000            638,749
   Price Development Company, 7.29%, due 3/11/08........       250,000            254,675
   Trinet Corp. Realty, 6.75%, due 3/01/13..............       500,000            502,910
                                                                              -----------
                                                                                1,878,164
   INDUSTRIAL MACHINERY AND EQUIPMENT (4.65%)
   AGCO Corp., 8.5%, due 3/15/06........................       600,000            603,000
   LUMBER AND WOOD PRODUCTS (2.94%)
   Georgia-Pacific Corp., 9.875%, due 11/01/21..........       330,000            295,350
   Georgia-Pacific Corp., 9.125%, due 7/01/22...........       100,000             86,000
                                                                              -----------
                                                                                  381,350
   METAL MINING (7.12%)
   Great Central Mining Corp., 8.875%, due 4/01/08......       565,000            577,006
   Teck Cominco Ltd., 3.75%, due 7/15/06................       400,000            347,500
                                                                              -----------
                                                                                  924,506
   OIL AND GAS EXTRACTION (3.24%)
   Pool Energy Services, 8.625%, due 4/01/08............       400,000            420,872
   PAPER AND ALLIED PRODUCTS (3.17%)
   Bowater, Inc., 9.375%, due 12/15/21..................       400,000            411,252
   TRANSPORTATION -- BY AIR (9.38%)
   Continental Airlines, Inc., 7.46%, due 10/01/16......       383,635            330,137
   Northwest Airlines, 7.58%, due 9/01/20...............       182,934            179,303
   United Airlines, 7.78%, due 7/01/15..................       846,318            707,817
                                                                              -----------
                                                                                1,217,257
   TRANSPORTATION SERVICES (1.97%)
   Preston Corp., 7.00%, due 5/01/11....................       306,000            255,510
   WATER TRANSPORTATION (3.14%)
   Windsor Petroleum Transportation, 7.84%, due
    1/15/21.............................................       500,000            406,875
                                                                              -----------
 Total Corporate Bonds..................................                       11,095,100

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------    -------------
 SHORT-TERM INVESTMENTS (5.40%)
 -----------------------------------
   UNITED STATES GOVERNMENT AGENCIES (3.85%)
   Federal National Mortgage Assoc., due 2/11/03........    $  200,000        $   199,933
   Federal National Mortgage Assoc., due 2/25/03........       300,000            299,766
                                                                              -----------
                                                                                  499,699

                                                                SHARES
                                                                 HELD
                                                            --------------
   MONEY MARKET MUTUAL FUND (1.55%)
   Blackrock Provident Institutional Funds, T-Fund
    Portfolio...........................................       200,795            200,795
                                                                              -----------
 Total Short-Term Investments...........................                          700,494
                                                                              -----------
 Total Investments (98.42%).............................                       12,773,547
 OTHER ASSETS LESS LIABILITIES (1.58%)
 -----------------------------------------
   Cash, receivables, prepaid expense and other assets,
    less liabilities....................................                          205,157
                                                                              -----------
 Total Net Assets (100.00%).............................                      $12,978,704
                                                                              ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 2003
(UNAUDITED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
COMMON STOCKS (66.90%)
---------------------------
  BUSINESS SERVICES (1.42%)
  Computer Associates
   International, Inc...................       5,500         $    73,535
  Compuware Corp........................      13,000(1)           45,500
  Microsoft Corp........................       2,800             132,888
  Symantec Corp.........................       5,400(1)          252,072
                                                             -----------
                                                                 503,995
  CHEMICALS AND ALLIED PRODUCTS (7.07%)
  Bristol-Myers Squibb Co...............       9,000             212,310
  GlaxoSmithKline plc...................       4,100             158,916
  IVAX Corp.............................      12,400(1)          144,460
  Johnson & Johnson.....................       6,600             353,826
  KV Pharmaceutical Co. -- Class A......       4,700(1)           86,010
  Lyondell Chemical Co..................      14,100             180,621
  Merck & Co., Inc......................       9,400             520,666
  Mylan Laboratories, Inc...............      10,200             272,544
  Olin Corp.............................      11,300             182,156
  Pharmacia Corp........................       9,700             405,169
                                                             -----------
                                                               2,516,678
  COMMUNICATIONS (1.51%)
  ADC Telecommunications................      14,400(1)           33,120
  AT&T Corp.............................       1,890              36,817
  Centurytel, Inc.......................      12,780             387,618
  Comcast Corp. -- Class A..............       3,057(1)           81,408
                                                             -----------
                                                                 538,963
  DEPOSITORY INSTITUTIONS (5.85%)
  Associated Banc-Corp..................      11,458             396,332
  Community Bank Systems, Inc...........       7,770             253,069
  FleetBoston Financial Corp............      14,905             389,170
  U.S. Bancorp..........................      38,835             819,418
  Wachovia Corp.........................       6,234             224,237
                                                             -----------
                                                               2,082,226

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  ELECTRIC, GAS AND SANITARY SERVICES (11.64%)
  Alliant Energy Corp...................      14,870         $   240,745
  Atmos Energy Corp.....................      33,248             744,755
  Black Hills Corp......................      11,200             271,264
  Dynegy, Inc. -- Class A...............      15,800(1)           29,546
  Laclede Group, Inc....................      29,296             691,972
  Nisource, Inc.........................       4,400              78,188
  Northwest Natural Gas Co..............      36,800             957,536
  Puget Energy, Inc.....................      28,750             569,250
  TECO Energy, Inc......................       7,900             109,257
  Williams Companies, Inc...............      11,900              38,556
  Xcel Energy, Inc......................      37,665             415,068
                                                             -----------
                                                               4,146,137
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.99%)
  Acuity Brands, Inc....................      25,900             343,175
  Adaptec, Inc..........................      18,800(1)          111,296
  Electronic Data Systems Corp..........      10,000             169,500
  Intel Corp............................       4,400              68,904
  Roxio, Inc............................       3,094(1)           14,263
                                                             -----------
                                                                 707,138
  ENGINEERING AND MANAGEMENT SERVICES (0.08%)
  Monsanto Co...........................       1,654              29,193
  FABRICATED METAL PRODUCTS (0.67%)
  Cooper Industries, Inc................       6,762             239,578
  FOOD AND KINDRED PRODUCTS (7.20%)
  Altria Group, Inc.....................      17,600             666,512
  ConAgra Foods, Inc....................      35,332             866,694
  Dean Foods Co.........................       7,798(1)          302,718
  Sara Lee Corp.........................      15,000             299,100
  Sensient Technologies Corp............      18,719             427,168
                                                             -----------
                                                               2,562,192
  FOOD STORES (1.87%)
  7-Eleven, Inc.........................      23,760(1)          190,318
  Kroger Co.............................       9,500(1)          143,355
  Safeway, Inc..........................      14,035(1)          332,629
                                                             -----------
                                                                 666,302

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  GENERAL MERCHANDISE STORES (0.56%)
  Federated Department Stores, Inc......       7,696(1)      $   200,250
  HEALTH SERVICES (2.67%)
  Ameripath, Inc........................      10,700(1)          209,827
  Province Healthcare Co................      17,400(1)          114,840
  Schering-Plough Corp..................       9,700             175,667
  Select Medical Corp...................       6,800(1)          103,020
  Taro Pharmaceutical Industries,
   Ltd..................................       4,155(1)          146,048
  Universal Health Services, Inc. --
   Class B..............................       4,320(1)          201,226
                                                             -----------
                                                                 950,628
  HOLDING AND OTHER INVESTMENT OFFICES (3.18%)
  Highwoods Properties, Inc.............      16,100             357,098
  MBIA, Inc.............................       9,868             404,391
  Reckson Associates Realty Corp........      18,140             370,056
                                                             -----------
                                                               1,131,545
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.38%)
  EMC Corp..............................      10,300(1)           79,310
  Hewlett-Packard Co....................       5,200              90,532
  Ingersoll-Rand Co., Ltd...............       8,178             321,068
                                                             -----------
                                                                 490,910
  INSTRUMENTS AND RELATED PRODUCTS (2.79%)
  Becton Dickinson & Co.................      17,600             577,280
  Pall Corp.............................      26,900             417,219
                                                             -----------
                                                                 994,499
  INSURANCE CARRIERS (1.27%)
  Allstate Corp.........................      12,900             453,951
  METAL MINING (1.42%)
  Barrick Gold Corp.....................      30,800             506,660
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.26%)
  Emerson Electric Co...................       2,000              93,860

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  OIL AND GAS EXTRACTION (3.60%)
  Burlington Resources, Inc.............       4,100         $   180,810
  Occidental Petroleum Co...............      16,100             470,281
  Offshore Logistics....................      26,500(1)          536,095
  Veritas DGC, Inc......................      12,100(1)           95,348
                                                             -----------
                                                               1,282,534
  PAPER AND ALLIED PRODUCTS (2.11%)
  Abitibi Consolidated, Inc.............      99,700             747,750
  Sonoco Products Co....................         100               2,098
                                                             -----------
                                                                 749,848
  PETROLEUM AND COAL PRODUCTS (3.29%)
  BP Amoco..............................       4,400             171,644
  ConocoPhillips........................      13,688             659,625
  Marathon Oil Corp.....................      16,200             338,580
                                                             -----------
                                                               1,169,849
  PRIMARY METAL INDUSTRIES (0.12%)
  Wolverine Tube, Inc...................       8,250(1)           44,797
  PRINTING AND PUBLISHING (1.59%)
  Belo Corp. -- Series A................      26,400             564,960
  TRANSPORTATION EQUIPMENT (3.14%)
  Genuine Parts Co......................       5,900             174,050
  Honeywell International, Inc..........      16,100             393,484
  ITT Industries, Inc...................       4,470             251,035
  SPX Corp..............................       8,034(1)          298,062
                                                             -----------
                                                               1,116,631
  WHOLESALE TRADE -- DURABLE GOODS (0.22%)
  Apogent Technologies, Inc.............       4,600(1)           78,752
                                                             -----------
Total Common Stocks.....................                      23,822,076
PREFERRED STOCKS (7.53%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.12%)
  Taylor Capital Group, Inc.............      20,000             398,750
  ELECTRIC, GAS AND SANITARY SERVICES (1.89%)
  Virginia Electric & Power 6.70% due
   6/30/09, Series A....................      26,100             672,858
  PETROLEUM AND COAL PRODUCTS (3.18%)
  Nexen, Inc............................      44,000           1,133,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  WHOLESALE -- NONDURABLE GOODS (1.34%)
  Suiza Capital Trust II................       8,600         $   477,300
                                                             -----------
Total Preferred Stocks..................                       2,681,908

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (3.66%)
----------------------------
  METAL MINING
  Teck Cominco Ltd., 3.75% due
   7/15/06..............................  $1,500,000           1,303,125
MORTGAGE-BACKED SECURITIES (10.92%)
------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCATION
   (GNMA)
  Pool # 1022, 5.50%, due 1/01/33.......     874,913             893,389
  Pool # 2796, 7.00%, due 8/01/29.......     468,285             495,025
  Pool # 3040, 7.00%, due 2/01/31.......     383,459             405,057
  Pool # 3188, 6.50%, due 2/20/32.......     753,832             788,782
  Pool # 3239, 6.50%, due 5/01/32.......   1,249,846           1,307,794
                                                             -----------
                                                               3,890,047

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (10.70%)
------------------------------------
  MONEY MARKET MUTUAL FUND (1.86%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............     661,644             661,644

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (6.03%)
  American General Finance Corp., 1.25%,
   due 2/07/03..........................  $  750,000             750,000
  General Electric Capital Corp., 1.25%,
   due 2/10/03..........................     500,000             500,000
  ChevronTexaco Corp., 1.23%, due
   2/12/03..............................     900,000             900,000
                                                             -----------
                                                               2,150,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                          -------------      -----------
  UNITED STATES GOVERNMENT AGENCIES (2.81%)
  Federal National Mortgage Assoc., due
   2/05/03..............................  $1,000,000         $   999,867
                                                             -----------
Total Short-Term Investments............                       3,811,511
                                                             -----------
Total Investments (99.71%)..............                      35,508,667
OTHER ASSETS LESS LIABILITIES (0.29%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                         102,188
                                                             -----------
Total Net Assets (100.00%)..............                     $35,610,855
                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
January 31, 2003

(Unaudited)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE   PRINCIPAL
                                        DATE      AMOUNT      VALUE
                                     ----------  ---------  ----------
SHORT-TERM INVESTMENTS (99.68%)
------------------------------------
  COMMERCIAL PAPER (15.87%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp.,
     1.21%, due 2/03/03............      1.210%  $235,000   $  235,000
    ChevronTexaco Corp., 1.24%, due
     2/28/03.......................      1.242    160,000      160,000
    General Electric Capital Corp.,
     1.26%, due 4/30/03............      1.264    225,000      225,000
    Wells Fargo Corp., 1.24%, due
     2/07/03.......................      1.241    150,000      150,000
                                                            ----------
  Total Commercial Paper...........                            770,000
                                                            ----------
  UNITED STATES GOVERNMENT AGENCIES (83.81%)
    Federal Home Loan Bank, due
     2/21/03.......................      1.218    150,000      149,900
    Federal Home Loan Bank, due
     2/26/03.......................      1.239    250,000      249,788
    Federal Home Loan Bank, due
     3/03/03.......................      1.219    225,000      224,775
    Federal Home Loan Bank, due
     3/26/03.......................      1.230    200,000      199,644
    Federal Home Loan Bank, due
     4/04/03.......................      1.220    350,000      349,276
    Federal Home Loan Bank, due
     4/21/03.......................      1.200    225,000      224,417
    Federal Home Loan Mortgage
     Corp., due 2/18/03............      1.265    185,000      184,891
    Federal Home Loan Mortgage
     Corp., due 2/25/03............      1.209    200,000      199,841
    Federal Home Loan Mortgage
     Corp., due 3/31/03............      1.219    250,000      249,517
    Federal National Mortgage
     Assoc., due 2/04/03...........      1.238    175,000      174,982
    Federal National Mortgage
     Assoc., due 2/05/03...........      1.230    300,000      299,960
    Federal National Mortgage
     Assoc., due 2/11/03...........      1.218    200,000      199,933
    Federal National Mortgage
     Assoc., due 2/12/03...........      1.251    185,000      184,930
    Federal National Mortgage
     Assoc., due 2/13/03...........      1.249    250,000      249,897
    Federal National Mortgage
     Assoc., due 3/05/03...........      1.188    225,000      224,766
    Federal National Mortgage
     Assoc., due 3/07/03...........      1.260    300,000      299,648
    Federal National Mortgage
     Assoc., due 3/27/03...........      1.220    150,000      149,730
    Federal National Mortgage
     Assoc., due 4/02/03...........      1.246    250,000      249,489
                                                            ----------
  Total United States Government
   Agencies........................                          4,065,384
                                                            ----------
Total Short-Term Investments.......                          4,835,384
OTHER ASSETS LESS LIABILITIES (0.32%)
-----------------------------------------
  Cash, receivables, prepaid
   expense and other assets, less
   liabilities.....................                             15,431
                                                            ----------
Total Net Assets (100.00%).........                         $4,850,815
                                                            ==========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 2003
(UNAUDITED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (93.63%)
---------------------------
  BUSINESS SERVICES (3.28%)
  AOL Time Warner, Inc..................      36,292(1)  $   423,165
  Microsoft Corp........................      14,039(1)      666,291
  Oracle Corp...........................      41,145(1)      494,974
                                                         -----------
                                                           1,584,430
  CHEMICALS AND ALLIED PRODUCTS (15.98%)
  Bristol-Myers Squibb Co...............      30,489         719,236
  Dow Chemical Co.......................       8,350         242,651
  E.I. duPont de Nemours & Co...........      12,498         473,299
  Johnson & Johnson.....................      34,123       1,829,334
  Eli Lilly & Co........................      14,385         866,552
  Merck & Co., Inc......................      24,439       1,353,676
  Pfizer, Inc...........................      25,167         764,070
  Procter & Gamble Co...................      17,077       1,461,279
                                                         -----------
                                                           7,710,097
  COMMUNICATIONS (6.39%)
  AT&T Corp.............................       9,790         190,709
  Comcast Corp. -- Class A..............      17,466(1)      465,120
  SBC Communications, Inc...............      30,532         746,202
  Verizon Communications................      24,665         944,176
  Viacom, Inc. -- Class B...............      19,159(1)      738,579
                                                         -----------
                                                           3,084,786
  DEPOSITORY INSTITUTIONS (9.80%)
  Bank of America.......................      17,739       1,242,617
  Citigroup, Inc........................      34,233       1,176,930
  J. P. Morgan Chase & Co...............      36,326         847,849
  Wachovia Corp.........................      20,180         725,875
  Wells Fargo Co........................      15,500         734,235
                                                         -----------
                                                           4,727,506
  EATING AND DRINKING PLACES (1.34%)
  McDonald's Corp.......................      45,456         647,293

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  ELECTRIC, GAS AND SANITARY SERVICES (3.00%)
  Dominion Resources, Inc...............       9,000     $   484,740
  Exelon Corp...........................       9,550         486,382
  Southern Co...........................      16,820         473,819
                                                         -----------
                                                           1,444,941
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.46%)
  General Electric Co...................      55,284       1,279,272
  Intel Corp............................      33,414         523,263
  Lucent Technologies, Inc..............     123,000(1)      228,780
  McData Corp. -- Class A...............         547(1)        4,316
  Motorola, Inc.........................      31,370         250,332
  Texas Instruments, Inc................      22,012         349,991
                                                         -----------
                                                           2,635,954
  FOOD AND KINDRED PRODUCTS (6.37%)
  Altria Group, Inc.....................      30,778       1,165,563
  Anheuser-Busch Companies, Inc.........       8,879         421,486
  Coca-Cola Co. (The)...................      24,698         999,281
  PepsiCo, Inc..........................      12,053         487,906
                                                         -----------
                                                           3,074,236
  FORESTRY (0.49%)
  Weyerhaeuser Co.......................       4,950         237,848
  GENERAL MERCHANDISE STORES (3.28%)
  Wal-Mart Stores, Inc..................      33,106       1,582,467
  INDUSTRIAL MACHINERY AND EQUIPMENT (13.40%)
  3M Co.................................      12,008       1,495,597
  Caterpillar, Inc......................      26,449       1,163,227
  Cisco Systems, Inc....................      44,971(1)      601,262
  Dell Computer Corp....................      25,233(1)      602,059
  EMC Corp..............................      36,567(1)      281,566
  Hewlett-Packard Co....................      28,543         496,934
  International Business Machines
   Corp.................................      21,012       1,643,769
  Sun Microsystems, Inc.................      58,393(1)      180,434
                                                         -----------
                                                           6,464,848

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  INSTRUMENTS AND RELATED PRODUCTS (0.89%)
  Agilent Technologies, Inc.............       4,062(1)  $    66,942
  Eastman Kodak Co......................      11,875         359,812
                                                         -----------
                                                             426,754
  INSURANCE CARRIERS (3.30%)
  American International Group, Inc.....      29,426       1,592,535
  LUMBER AND WOOD PRODUCTS (0.96%)
  Home Depot, Inc.......................      22,248         464,983
  MOTION PICTURES (1.04%)
  Disney (Walt) Co......................      28,609         500,658
  NONDEPOSITORY INSTITUTIONS (1.50%)
  Federal National Mortgage Assoc.......      11,200         724,640
  PAPER AND ALLIED PRODUCTS (1.00%)
  International Paper Co................      13,477         481,129
  PETROLEUM AND COAL PRODUCTS (3.84%)
  Exxon Mobil Corp......................      54,212       1,851,340
  PRIMARY METAL INDUSTRIES (0.98%)
  Alcoa, Inc............................      23,999         474,460
  SECURITY AND COMMODITY BROKERS (3.11%)
  American Express Co...................      42,273       1,501,960
  TRANSPORTATION EQUIPMENT (8.18%)
  Boeing Co. (The)......................      24,899         786,559
  General Motors Corp...................      14,393         522,898
  Honeywell International, Inc..........      34,716         848,459
  United Technologies Corp..............      28,123       1,788,060
                                                         -----------
                                                           3,945,976
  WHOLESALE -- DURABLE GOODS (0.04%)
  Visteon Corp..........................       2,440          16,763
                                                         -----------
Total Common Stocks.....................                  45,175,604

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
SHORT-TERM INVESTMENTS (5.60%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (3.01%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............   1,451,971     $ 1,451,971

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (2.59%)
  General Electric Capital Corp., 1.27%,
   due 2/12/03..........................  $1,250,000       1,250,000
                                                         -----------
Total Short-Term Investments............                   2,701,971
                                                         -----------
Total Investments (99.23%)..............                  47,877,575
OTHER ASSETS LESS LIABILITIES (0.77%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                     369,413
                                                         -----------
Total Net Assets (100.00%)..............                 $48,246,988
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios).

    Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Investment, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Investment. Share certificates are not available for Class A or Class I shares.

    Traditional shares ("Class A") are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

    The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A shares. Other class-specific expenses charged to each class during the period ended
January 31, 2003, which are included in the corresponding captions of the statements of operations, were as follows:

                                    TRANSFER AND
                                DIVIDEND DISBURSING
                                     AGENT FEES       REGISTRATION FEES
                                --------------------  ------------------
PORTFOLIO                        CLASS A    CLASS I   CLASS A   CLASS I
---------                       ---------  ---------  --------  --------
Value Growth..................   $82,124     $  826    $3,215    $1,581
High Grade Bond...............    15,674        652     2,555     1,594
Strategic Yield...............    18,287        559     2,565     1,578
Managed.......................    53,678        605     2,737     1,579
Money Market..................     3,521        440     1,864     1,578
Blue Chip.....................    81,944      1,060     3,196     1,581

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION

    All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations where liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

INCOME AND INVESTMENT TRANSACTIONS

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    With respect to the Money Market Portfolio, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, certain defaulted securities and the mark to market adjustment discussed in Note 2.

    Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

    An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryforwards. As a result of this election, at January 31, 2003, the tax cost of investments in the Value Growth Portfolio differed by $5,272,795 from the cost for financial reporting purposes.

    At January 31, 2003, the Portfolios had approximate net capital loss carryforwards as follows:

                                                             PORTFOLIO
                                           ----------------------------------------------
                                              VALUE     STRATEGIC
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH       YIELD     MANAGED    BLUE CHIP
-----------------------------------------  -----------  ---------  ----------  ----------
2007...............................        $20,045,000             $3,239,000
2008...............................             33,000  $ 41,000    1,253,000
2009...............................          1,364,000                825,000
2011...............................                      678,000               $2,095,000
                                           -----------  --------   ----------  ----------
                                           $21,442,000  $719,000   $5,317,000  $2,095,000
                                           ===========  ========   ==========  ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows:
(1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; Strategic Yield Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), an affiliate, who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class A and Class I shares based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

    EquiTrust Investment has voluntarily waived the investment advisory and management fees, and the accounting fees for the Money Market Portfolio Class A and I. These waivers were effective January 1, 2002 and January 24, 2003, respectively, and may be revoked at any time. In addition, EquiTrust Investment has also voluntarily waived the administrative service fees, and transfer agent fees for the Money Market Portfolio Class A. These waivers were effective February 1, 2002 and November 22, 2002, respectively, and may be revoked at any time.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2003, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

PORTFOLIO                                  CLASS A   CLASS I
---------                                 ---------  --------
High Grade Bond.........................         --   94,967
Strategic Yield.........................     75,129   95,057
Money Market............................  1,910,602  500,000

    EquiTrust Investment also owned 102,295 shares of Value Growth Portfolio (Class A) at January 31, 2003.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2003, consisted of the following for financial reporting purposes:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE    STRATEGIC                  MONEY        BLUE
                              GROWTH        BOND         YIELD       MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Capital Stock
 (5,000,000,000 shares of
 $.001 par value Capital
 Stock authorized).......  $      6,754  $     1,727  $     1,384  $     3,136  $    4,851  $     1,617
Additional paid-in
 capital.................    97,332,677   17,791,223   14,076,939   41,745,814   4,845,964   49,279,375
Accumulated undistributed
 net investment income...       137,270                                 23,243                    4,454
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (26,807,394)      54,041     (718,639)  (5,403,066)              (2,095,182)
Net unrealized
 appreciation
 (depreciation) of
 investments.............   (11,178,807)     404,918     (380,980)    (758,272)               1,056,724
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 59,490,500  $18,251,909  $12,978,704  $35,610,855  $4,850,815  $48,246,988
                           ============  ===========  ===========  ===========  ==========  ===========

    As of January 31, 2003, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

                                                      PORTFOLIO
                                     -------------------------------------------
                                     VALUE GROWTH  STRATEGIC YIELD    MANAGED
                                     ------------  ---------------  ------------
Undistributed ordinary income......  $   137,270     $     4,218    $    23,243
Accumulated earnings...............  $   137,270     $     4,218    $    23,243
Accumulated capital and other
 losses............................  (21,441,509)       (718,639)    (5,316,814)
Net unrealized depreciation of
 investments.......................  (16,544,692)       (380,981)      (844,524)
                                     ------------    -----------    -----------
Total accumulated earnings
 (deficit).........................  $(37,848,931)   $(1,095,402)   $(6,138,095)
                                     ============    ===========    ===========

    The differences between book-basis and tax-basis unrealized depreciation are attributable primarily to the realized gain recognized on January 2, 2001 from the mark to market election described in Note 2.

    During 2002, the Value Growth and Managed portfolios held securities in companies that completed corporate inversions. These events resulted in realized capital gains for these investments being recognized for tax but not for book purposes. Capital gains recognized for tax purposes from these transactions were $93,090 for the Value Growth portfolio and $86,252 for the Managed portfolio. Additionally, the Strategic Yield portfolio held a defaulted security whose interest ($4,218) at the time of default has been accrued for tax purposes and not for financial reporting purposes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

    Transactions in Capital Stock for each portfolio were as follows:

PERIOD ENDED JANUARY 31, 2003:

                                                           PORTFOLIO
                           -------------------------------------------------------------------------
                              VALUE     HIGH GRADE   STRATEGIC                 MONEY        BLUE
                             GROWTH        BOND        YIELD      MANAGED      MARKET       CHIP
                           -----------  -----------  ---------  -----------  ----------  -----------
Shares sold:
  Class A................      147,901      81,183      55,047       71,466     300,048       69,053
  Class I................       45,696     224,928      30,135      132,172   1,008,941      201,413
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       13,401      22,535      28,778       21,286       1,557        3,923
  Class I................        4,202       4,503       5,448        3,362       6,252        2,288
Shares redeemed:
  Class A................     (289,374)   (107,535)    (67,064)    (140,347)   (312,636)     (66,431)
  Class I................     (179,075)     (8,639)    (13,251)     (87,322)   (462,674)     (39,020)
                           -----------  -----------  ---------  -----------  ----------  -----------
Net Increase
 (Decrease)..............     (257,249)    216,975      39,093          617     541,488      171,226
                           ===========  ===========  =========  ===========  ==========  ===========
Value of shares sold:
  Class A................  $ 1,321,909  $  853,226   $ 513,909  $   814,254  $  300,048  $ 2,149,917
  Class I................      410,985   2,359,520     281,551    1,536,381   1,008,941    6,368,280
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................      120,859     237,126     268,686      242,542       1,557      120,205
  Class I................       38,030      47,424      50,849       38,419       6,252       70,120
Value redeemed:
  Class A................   (2,586,033) (1,131,053)   (625,800)  (1,593,371)   (312,636)  (2,068,912)
  Class I................   (1,634,046)    (90,628)   (123,211)  (1,013,000)   (462,674)  (1,232,688)
                           -----------  -----------  ---------  -----------  ----------  -----------
Net Increase
 (Decrease)..............  $(2,328,296) $2,275,615   $ 365,984  $    25,225  $  541,488  $ 5,406,922
                           ===========  ===========  =========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

YEAR ENDED JULY 31, 2002:

                                                                  PORTFOLIO
                           ----------------------------------------------------------------------------------------
                               VALUE       HIGH GRADE      STRATEGIC                       MONEY          BLUE
                              GROWTH          BOND           YIELD         MANAGED        MARKET          CHIP
                           -------------  -------------  -------------  -------------  -------------  -------------
Shares sold:
  Class A................       330,337        207,942         83,860        217,479        594,281        132,461
  Class I................        65,807         46,028         41,101         44,905        668,171         35,149
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................        42,175         47,820         51,644         50,135          9,832          1,442
  Class I................         5,500          5,811          8,173          6,413          7,995          1,264
Shares redeemed:
  Class A................      (578,492)      (127,851)       (93,873)      (319,360)    (1,083,570)      (125,942)
  Class I................       (54,333)       (17,274)       (17,323)       (26,674)      (484,763)       (17,672)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............      (189,006)       162,476         73,582        (27,102)      (288,054)        26,702
                           ============   ============   ============   ============   ============   ============
Value of shares sold:
  Class A................  $  3,335,449   $  2,152,811   $    793,897   $  2,651,651   $    594,281   $  4,921,104
  Class I................       664,197        477,717        389,539        548,117        668,171      1,302,359
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       432,293        495,195        489,932        595,276          9,832         55,774
  Class I................        56,535         60,222         77,493         76,501          7,995         49,014
Value redeemed:
  Class A................    (5,815,287)    (1,320,019)      (890,454)    (3,866,768)    (1,083,570)    (4,658,151)
  Class I................      (542,088)      (178,146)      (164,362)      (317,848)      (484,763)      (648,439)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............  $ (1,868,901)  $  1,687,780   $    696,045   $   (313,071)  $   (288,054)  $  1,021,661
                           ============   ============   ============   ============   ============   ============

6.  INVESTMENT TRANSACTIONS

    For the period ended January 31, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES     SALES
---------                                 -----------  ----------
Value Growth............................  $ 5,487,980  $1,587,156
High Grade Bond.........................           --     462,886
StrategicYield..........................    2,664,503   1,864,486
Managed.................................    2,328,257   2,592,060
Blue Chip...............................   11,781,233   5,689,620

    Any of the portfolios may purchase newly issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)

involve a commitment by a portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. The High Grade Bond portfolio has a purchase commitment on a mortgage-backed security issued by the Government National Mortgage Association (security pool # 5005) (GNMA). This transaction is expected to settle on May 21, 2003, but will not settle until it is delivered to the portfolio. This transaction is subject to market fluctuations and the current value is determined in the same manner as other portfolio securities. As of January 31, 2003, the High Grade Bond portfolio had a purchase commitment involving a GNMA with a face amount of $2,000,000, a cost of $2,011,424 and a market value of $2,035,000.

    The U.S. federal income tax basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at January 31, 2003, by portfolio, was composed of the following:

                                                                              NET UNREALIZED
                                   TAX COST           GROSS UNREALIZED         APPRECIATION
                                OF INVESTMENTS  ----------------------------  (DEPRECIATION)
PORTFOLIO                       IN SECURITIES   APPRECIATION  (DEPRECIATION)  OF INVESTMENTS
---------                       --------------  ------------  --------------  --------------
Value Growth..................   $75,952,850    $ 2,240,415    $18,785,107     $(16,544,692)
High Grade Bond...............    19,634,234        725,718        320,800          404,918
Strategic Yield...............    13,154,527        231,175        612,155         (380,980)
Managed.......................    36,353,191      3,317,643      4,162,167         (844,524)
Blue Chip.....................    46,820,851     10,091,489      9,034,765        1,056,724

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                               HIGH GRADE          STRATEGIC             MONEY
                                  BOND               YIELD               MARKET
                           ------------------  ------------------  ------------------
PAYABLE DATE               CLASS A   CLASS I   CLASS A   CLASS I   CLASS A   CLASS I
------------               --------  --------  --------  --------  --------  --------
August 30, 2002..........  $0.0317   $0.0391   $0.0400   $0.0475   $0.0002   $0.0009
September 30, 2002.......   0.0446    0.0522    0.0683    0.0761    0.0002    0.0009
October 31, 2002.........   0.0321    0.0402    0.0476    0.0553    0.0003    0.0010
November 29, 2002........   0.0294    0.0371    0.0458    0.0532    0.0002    0.0009
December 31, 2002........   0.0424    0.0508    0.0636    0.0718    0.0002    0.0008
January 31, 2003.........   0.0257    0.0345    0.0480    0.0558    0.0002    0.0007
                           -------   -------   -------   -------   -------   -------
Total Dividends per
 Share...................  $0.2059   $0.2539   $0.3133   $0.3597   $0.0013   $0.0052
                           =======   =======   =======   =======   =======   =======

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

    In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2003, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                 DIVIDEND AMOUNT
                                                                    PER SHARE
                           DECLARATION   RECORD     PAYABLE   ----------------------
PORTFOLIO                     DATE        DATE       DATE      CLASS A     CLASS I
---------                  -----------  ---------  ---------  ----------  ----------
Value Growth.............    12/11/02   12/11/02   12/12/02    $0.0192     $0.0988
Managed..................    10/30/02   10/30/02   10/31/02     0.0576      0.0847
Managed..................    12/27/02   12/27/02   12/30/02     0.0350      0.0677
Blue Chip................    12/27/02   12/27/02   12/30/02     0.0935      0.5120

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER SHARE
PORTFOLIO                          DATE        DATE       DATE     (BOTH CLASSES)
---------                       -----------  ---------  ---------  --------------
High Grade Bond...............    12/11/02   12/11/02   12/12/02      $0.0178

    The tax character of dividends and distributions to shareholders for the period ended January 31, 2003 were the same for tax and financial reporting purposes.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 2003 (UNAUDITED) AND
YEARS ENDED JULY 31, 2002, 2001, 2000, 1999 AND 1998

                                                   INCOME FROM INVESTMENT OPERATIONS
                                                 -------------------------------------
                                                             NET REALIZED
                                                                  AND
                                      NET ASSET               UNREALIZED      TOTAL
                                      VALUE AT      NET          GAIN          FROM
                                      BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                      OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                      ---------  ----------  -------------  ----------
VALUE GROWTH PORTFOLIO
  Class A:
    2003............................   $  8.99    $  0.02      $   (0.18)    $  (0.16)
    2002............................     10.28       0.04          (1.26)       (1.22)
    2001............................      8.53       0.08           1.75         1.83
    2000............................      9.57       0.06          (1.05)       (0.99)
    1999............................     11.07       0.09          (0.97)       (0.88)
    1998............................     15.63       0.13          (2.26)       (2.13)
  Class I:
    2003............................   $  9.06    $  0.10      $   (0.22)    $  (0.12)
    2002............................     10.35       0.13          (1.26)       (1.13)
    2001............................      8.58       0.16           1.77         1.93
    2000............................      9.60       0.12          (1.05)       (0.93)
    1999............................     11.08       0.19          (1.01)       (0.82)
    1998............................     16.16       0.19          (2.83)       (2.64)
HIGH GRADE BOND PORTFOLIO
  Class A:
    2003............................   $ 10.49    $  0.20      $    0.10     $   0.30
    2002............................     10.36       0.48           0.15         0.63
    2001............................      9.69       0.58           0.67         1.25
    2000............................     10.07       0.57          (0.35)        0.22
    1999............................     10.57       0.56          (0.44)        0.12
    1998............................     10.50       0.60           0.07         0.67
  Class I:
    2003............................   $ 10.49    $  0.25      $    0.11     $   0.36
    2002............................     10.37       0.57           0.14         0.71
    2001............................      9.69       0.66           0.68         1.34
    2000............................     10.07       0.63          (0.35)        0.28
    1999............................     10.57       0.60          (0.44)        0.16
    1998............................     10.53       0.42           0.04         0.46
STRATEGIC YIELD PORTFOLIO
  Class A:
    2003............................   $  9.43    $  0.31      $   (0.05)    $   0.26
    2002............................      9.55       0.60          (0.12)        0.48
    2001............................      9.35       0.62           0.20         0.82
    2000............................      9.87       0.66(4)       (0.52)        0.14
    1999............................     10.48       0.60          (0.51)        0.09
    1998............................     10.48       0.65           0.07         0.72
  Class I:
    2003............................   $  9.43    $  0.36      $   (0.05)    $   0.31
    2002............................      9.55       0.68          (0.12)        0.56
    2001............................      9.34       0.70           0.21         0.91
    2000............................      9.87       0.73          (0.53)        0.20
    1999............................     10.47       0.65          (0.50)        0.15
    1998............................     10.52       0.45           0.02         0.47

                                                 LESS DISTRIBUTIONS
                                      -----------------------------------------

                                      DIVIDENDS
                                       FROM NET   DISTRIBUTIONS
                                      INVESTMENT       FROM           TOTAL
                                        INCOME    CAPITAL GAINS   DISTRIBUTIONS
                                      ----------  --------------  -------------
VALUE GROWTH PORTFOLIO
  Class A:
    2003............................   $  (0.02)    $      --       $   (0.02)
    2002............................      (0.07)           --           (0.07)
    2001............................      (0.08)           --           (0.08)
    2000............................      (0.05)           --           (0.05)
    1999............................      (0.62)           --           (0.62)
    1998............................      (0.17)        (2.26)          (2.43)
  Class I:
    2003............................   $  (0.10)    $      --       $   (0.10)
    2002............................      (0.16)           --           (0.16)
    2001............................      (0.16)           --           (0.16)
    2000............................      (0.09)           --           (0.09)
    1999............................      (0.66)           --           (0.66)
    1998............................      (0.18)        (2.26)          (2.44)
HIGH GRADE BOND PORTFOLIO
  Class A:
    2003............................   $  (0.20)    $   (0.02)      $   (0.22)
    2002............................      (0.48)        (0.02)          (0.50)
    2001............................      (0.58)           --           (0.58)
    2000............................      (0.59)        (0.01)          (0.60)
    1999............................      (0.56)        (0.06)          (0.62)
    1998............................      (0.60)           --           (0.60)
  Class I:
    2003............................   $  (0.25)    $   (0.02)      $   (0.27)
    2002............................      (0.57)        (0.02)          (0.59)
    2001............................      (0.66)           --           (0.66)
    2000............................      (0.65)        (0.01)          (0.66)
    1999............................      (0.60)        (0.06)          (0.66)
    1998............................      (0.42)           --           (0.42)
STRATEGIC YIELD PORTFOLIO
  Class A:
    2003............................   $  (0.31)    $      --       $   (0.31)
    2002............................      (0.60)           --           (0.60)
    2001............................      (0.62)           --           (0.62)
    2000............................      (0.66)           --           (0.66)
    1999............................      (0.68)        (0.02)          (0.70)
    1998............................      (0.65)        (0.07)          (0.72)
  Class I:
    2003............................   $  (0.36)    $      --       $   (0.36)
    2002............................      (0.68)           --           (0.68)
    2001............................      (0.70)           --           (0.70)
    2000............................      (0.73)           --           (0.73)
    1999............................      (0.73)        (0.02)          (0.75)
    1998............................      (0.45)        (0.07)          (0.52)


                                                          TOTAL
                                                       INVESTMENT
                                          NET ASSET   RETURN BASED
                                           VALUE AT        ON
                                             END        NET ASSET
                                          OF PERIOD     VALUE (1)
                                          ----------  -------------
VALUE GROWTH PORTFOLIO
  Class A:
    2003................................   $  8.81          (1.79)%
    2002................................      8.99         (11.98)%
    2001................................     10.28          21.49%
    2000................................      8.53         (10.35)%
    1999................................      9.57          (7.46)%
    1998................................     11.07         (16.37)%
  Class I:
    2003................................   $  8.84          (1.36)%
    2002................................      9.06         (11.14)%
    2001................................     10.35          22.55%
    2000................................      8.58          (9.70)%
    1999................................      9.60          (6.83)%
    1998................................     11.08         (18.97)%(3)
HIGH GRADE BOND PORTFOLIO
  Class A:
    2003................................   $ 10.57           2.92%
    2002................................     10.49           6.29%
    2001................................     10.36          13.32%
    2000................................      9.69           2.27%
    1999................................     10.07           1.07%
    1998................................     10.57           6.53%
  Class I:
    2003................................   $ 10.58           3.49%
    2002................................     10.49           7.06%
    2001................................     10.37          14.35%
    2000................................      9.69           2.85%
    1999................................     10.07           1.47%
    1998................................     10.57           4.40%(3)
STRATEGIC YIELD PORTFOLIO
  Class A:
    2003................................   $  9.38           2.85%
    2002................................      9.43           5.13%
    2001................................      9.55           9.03%
    2000................................      9.35           1.64%
    1999................................      9.87           0.87%
    1998................................     10.48           7.10%
  Class I:
    2003................................   $  9.38           3.36%
    2002................................      9.43           6.11%
    2001................................      9.55          10.14%
    2000................................      9.34           2.20%
    1999................................      9.87           1.43%
    1998................................     10.47           4.62%(3)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                RATIO OF          RATIO OF NET       INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO        INCOME TO      PORTFOLIO
                                           END OF PERIOD         AVERAGE            AVERAGE           AVERAGE       TURNOVER
                                          (IN THOUSANDS)     NET ASSETS (2)      NET ASSETS (2)    NET ASSETS (2)   RATE (2)
                                          ---------------  -------------------  ----------------  ----------------  ---------
VALUE GROWTH PORTFOLIO
  Class A:
    2003................................    $    55,901              1.77%               1.76%             0.37%          3%
    2002................................         58,231              1.66%               1.65%             0.40%         20%
    2001................................         68,667              1.70%               1.69%             0.82%         43%
    2000................................         60,429              1.79%               1.78%             0.64%        103%
    1999................................         82,902              1.74%               1.74%             0.92%        220%
    1998................................         92,848              1.60%               1.60%             0.87%        217%
  Class I:
    2003................................    $     3,590              0.82%               0.82%             1.37%          3%
    2002................................          4,852              0.76%               0.75%             1.30%         20%
    2001................................          5,366              0.77%               0.76%             1.74%         43%
    2000................................          4,230              1.01%               1.00%             1.42%        103%
    1999................................          5,399              1.19%               1.18%             1.48%        220%
    1998................................          4,885              0.73%(3)            0.73%(3)          0.64%(3)     217%(3)
HIGH GRADE BOND PORTFOLIO
  Class A:
    2003................................    $    13,619              1.69%               1.68%             3.89%         14%
    2002................................         13,554              1.66%               1.66%             4.68%         21%
    2001................................         12,070              1.70%               1.68%             5.84%          9%
    2000................................         11,513              1.75%               1.73%             5.80%         12%
    1999................................         13,110              1.67%               1.66%             5.33%         29%
    1998................................         11,510              1.71%               1.71%             5.67%         38%
  Class I:
    2003................................    $     4,633              0.78%               0.77%             4.69%         14%
    2002................................          2,280              0.83%               0.82%             5.51%         21%
    2001................................          1,895              0.86%               0.84%             6.66%          9%
    2000................................          1,495              1.19%               1.17%             6.36%         12%
    1999................................          1,521              1.26%               1.25%             5.74%         29%
    1998................................          1,376              0.95%(3)            0.95%(3)          3.89%(3)      38%(3)
STRATEGIC YIELD PORTFOLIO
  Class A:
    2003................................    $    10,651              1.99%               1.99%             6.66%         15%
    2002................................         10,552              1.93%               1.93%             6.27%         33%
    2001................................         10,288              1.96%               1.94%             6.55%         20%
    2000................................         10,276              2.02%               1.98%             7.05%          3%
    1999................................         11,734              1.95%               1.94%             5.93%         44%
    1998................................         10,982              1.97%               1.97%             6.17%         30%
  Class I:
    2003................................    $     2,328              1.00%               1.00%             7.65%         15%
    2002................................          2,130              0.98%               0.97%             7.22%         33%
    2001................................          1,852              1.04%               1.02%             7.47%         20%
    2000................................          1,535              1.34%               1.33%             7.71%          3%
    1999................................          1,635              1.50%               1.49%             6.38%         44%
    1998................................          1,454              1.05%(3)            1.05%(3)          4.26%(3)      30%(3)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
PERIOD ENDED JANUARY 31, 2003 (UNAUDITED) AND
YEARS ENDED JULY 31, 2002, 2001, 2000, 1999 AND 1998

                                                   INCOME FROM INVESTMENT OPERATIONS
                                                 -------------------------------------
                                                             NET REALIZED
                                                                  AND
                                      NET ASSET               UNREALIZED      TOTAL
                                      VALUE AT      NET          GAIN          FROM
                                      BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                      OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                      ---------  ----------  -------------  ----------
MANAGED PORTFOLIO
  Class A:
    2003............................   $ 11.26    $  0.10      $    0.08     $   0.18
    2002............................     12.46       0.22          (1.20)       (0.98)
    2001............................     10.06       0.30           2.40         2.70
    2000............................     10.39       0.46          (0.33)        0.13
    1999............................     12.15       0.47          (1.25)       (0.78)
    1998............................     14.05       0.44          (1.00)       (0.56)
  Class I:
    2003............................   $ 11.29    $  0.17      $    0.08     $   0.25
    2002............................     12.49       0.34          (1.20)       (0.86)
    2001............................     10.08       0.40           2.41         2.81
    2000............................     10.41       0.53          (0.33)        0.20
    1999............................     12.13       0.49          (1.21)       (0.72)
    1998............................     14.21       0.34          (1.16)       (0.82)
MONEY MARKET PORTFOLIO
  Class A:
    2003............................   $  1.00    $  0.00(4)   $      --     $   0.00
    2002............................      1.00       0.01(4)          --         0.01
    2001............................      1.00       0.04             --         0.04
    2000............................      1.00       0.04             --         0.04
    1999............................      1.00       0.03             --         0.03
    1998............................      1.00       0.04             --         0.04
  Class I:
    2003............................   $  1.00    $  0.01(4)   $      --     $   0.01
    2002............................      1.00       0.01(4)          --         0.01
    2001............................      1.00       0.05             --         0.05
    2000............................      1.00       0.04(4)          --         0.04
    1999............................      1.00       0.03(4)          --         0.03
    1998............................      1.00       0.02             --         0.02
BLUE CHIP PORTFOLIO
  Class A:
    2003............................   $ 32.16    $  0.06      $   (2.29)    $  (2.23)
    2002............................     41.06       0.08          (8.94)       (8.86)
    2001............................     47.32       0.02          (5.37)       (5.35)
    2000............................     46.89       0.06           1.00         1.06
    1999............................     41.27       0.13           5.82         5.95
    1998............................     37.20       0.18           4.08         4.26
  Class I:
    2003............................   $ 32.45    $  0.29      $   (2.37)    $  (2.08)
    2002............................     41.42       0.43          (8.97)       (8.54)
    2001............................     47.70       0.42          (5.37)       (4.95)
    2000............................     47.13       0.43           1.04         1.47
    1999............................     41.37       0.38           5.84         6.22
    1998............................     36.77       0.29           4.51         4.80

                                                 LESS DISTRIBUTIONS
                                      -----------------------------------------

                                      DIVIDENDS
                                       FROM NET   DISTRIBUTIONS
                                      INVESTMENT       FROM           TOTAL
                                        INCOME    CAPITAL GAINS   DISTRIBUTIONS
                                      ----------  --------------  -------------
MANAGED PORTFOLIO
  Class A:
    2003............................   $  (0.09)    $      --       $   (0.09)
    2002............................      (0.22)           --           (0.22)
    2001............................      (0.30)           --           (0.30)
    2000............................      (0.46)            -           (0.46)
    1999............................      (0.98)           --           (0.98)
    1998............................      (0.44)        (0.90)          (1.34)
  Class I:
    2003............................   $  (0.15)    $      --       $   (0.15)
    2002............................      (0.34)           --           (0.34)
    2001............................      (0.40)           --           (0.40)
    2000............................      (0.53)           --           (0.53)
    1999............................      (1.00)           --           (1.00)
    1998............................      (0.36)        (0.90)          (1.26)
MONEY MARKET PORTFOLIO
  Class A:
    2003............................   $  (0.00)    $      --       $   (0.00)
    2002............................      (0.01)           --           (0.01)
    2001............................      (0.04)           --           (0.04)
    2000............................      (0.04)           --           (0.04)
    1999............................      (0.03)           --           (0.03)
    1998............................      (0.04)           --           (0.04)
  Class I:
    2003............................   $  (0.01)    $      --       $   (0.01)
    2002............................      (0.01)           --           (0.01)
    2001............................      (0.05)           --           (0.05)
    2000............................      (0.04)           --           (0.04)
    1999............................      (0.03)           --           (0.03)
    1998............................      (0.02)           --           (0.02)
BLUE CHIP PORTFOLIO
  Class A:
    2003............................   $  (0.09)    $      --       $   (0.09)
    2002............................      (0.04)           --           (0.04)
    2001............................      (0.01)        (0.90)          (0.91)
    2000............................      (0.11)        (0.52)          (0.63)
    1999............................      (0.28)        (0.05)          (0.33)
    1998............................      (0.16)        (0.03)          (0.19)
  Class I:
    2003............................   $  (0.51)    $      --       $   (0.51)
    2002............................      (0.43)           --           (0.43)
    2001............................      (0.43)        (0.90)          (1.33)
    2000............................      (0.38)        (0.52)          (0.90)
    1999............................      (0.41)        (0.05)          (0.46)
    1998............................      (0.17)        (0.03)          (0.20)


                                                          TOTAL
                                                       INVESTMENT
                                          NET ASSET   RETURN BASED
                                           VALUE AT        ON
                                             END        NET ASSET
                                          OF PERIOD     VALUE (1)
                                          ----------  -------------
MANAGED PORTFOLIO
  Class A:
    2003................................   $ 11.35           1.62%
    2002................................     11.26          (7.91)%
    2001................................     12.46          27.00%
    2000................................     10.06           1.42%
    1999................................     10.39          (6.26)%
    1998................................     12.15          (4.54)%
  Class I:
    2003................................   $ 11.39           2.24%
    2002................................     11.29          (7.01)%
    2001................................     12.49          28.13%
    2000................................     10.08           2.10%
    1999................................     10.41          (5.75)%
    1998................................     12.13          (6.31)%(3)
MONEY MARKET PORTFOLIO
  Class A:
    2003................................   $  1.00           0.13%
    2002................................      1.00           0.69%
    2001................................      1.00           3.82%
    2000................................      1.00           4.12%
    1999................................      1.00           3.19%
    1998................................      1.00           3.65%
  Class I:
    2003................................   $  1.00           0.52%
    2002................................      1.00           1.42%
    2001................................      1.00           4.61%
    2000................................      1.00           4.36%
    1999................................      1.00           3.16%
    1998................................      1.00           2.47%(3)
BLUE CHIP PORTFOLIO
  Class A:
    2003................................   $ 29.84          (6.93)%
    2002................................     32.16         (21.59)%
    2001................................     41.06         (11.45)%
    2000................................     47.32           2.21%
    1999................................     46.89          14.51%
    1998................................     41.27          11.49%
  Class I:
    2003................................   $ 29.86          (6.44)%
    2002................................     32.45         (20.80)%
    2001................................     41.42         (10.56)%
    2000................................     47.70           3.05%
    1999................................     47.13          15.18%
    1998................................     41.37          13.14%(3)

                                                                      RATIOS/SUPPLEMENTAL DATA
                                          ---------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF         RATIO OF NET      INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO       INCOME TO     PORTFOLIO
                                           END OF PERIOD         AVERAGE            AVERAGE          AVERAGE      TURNOVER
                                          (IN THOUSANDS)     NET ASSETS (2)     NET ASSETS (2)   NET ASSETS (2)   RATE (2)
                                          ---------------  -------------------  ---------------  ---------------  ---------
MANAGED PORTFOLIO
  Class A:
    2003................................    $    31,550              1.94%              1.93%            1.71%         10%
    2002................................         31,813              1.85%              1.84%            1.80%         20%
    2001................................         35,847              1.89%              1.88%            2.54%         50%
    2000................................         29,443              1.97%              1.96%            4.47%         70%
    1999................................         38,012              1.95%              1.95%            4.30%         67%
    1998................................         43,602              1.83%              1.83%            3.33%         66%
  Class I:
    2003................................    $     4,061              0.93%              0.93%            2.72%         10%
    2002................................          3,482              0.89%              0.88%            2.76%         20%
    2001................................          3,544              0.94%              0.93%            3.46%         50%
    2000................................          2,465              1.30%              1.29%            5.14%         70%
    1999................................          2,931              1.47%              1.47%            4.78%         67%
    1998................................          2,762              1.03%(3)           1.03%(3)         2.30%(3)      66%(3)
MONEY MARKET PORTFOLIO
  Class A:
    2003................................    $     3,124              1.87%              1.27%            0.26%          0%
    2002................................          3,135              1.75%              1.48%            0.71%          0%
    2001................................          3,614              1.74%              1.73%            3.82%          0%
    2000................................          3,928              1.73%              1.71%            4.03%          0%
    1999................................          3,467              1.91%              1.89%            3.13%          0%
    1998................................          2,574              1.95%              1.95%            3.57%          0%
  Class I:
    2003................................    $     1,727              0.78%              0.51%            1.02%          0%
    2002................................          1,175              0.90%              0.74%            1.39%          0%
    2001................................            983              0.97%              0.95%            4.47%          0%
    2000................................            730              1.73%              1.47%            4.48%          0%
    1999................................            735              2.22%              1.97%            3.07%          0%
    1998................................            627              1.29%(3)           1.29%(3)         2.37%(3)       0%(3)
BLUE CHIP PORTFOLIO
  Class A:
    2003................................    $    38,704              1.64%              1.64%            0.38%         14%
    2002................................         41,510              1.49%              1.49%            0.21%          0%
    2001................................         52,670              1.49%              1.48%            0.05%          0%
    2000................................         60,701              1.50%              1.49%            0.12%         18%
    1999................................         55,045              1.52%              1.52%            0.30%          7%
    1998................................         43,418              1.55%              1.55%            0.49%          3%
  Class I:
    2003................................    $     9,543              0.54%              0.54%            1.38%         14%
    2002................................          5,026              0.49%              0.49%            1.21%          0%
    2001................................          5,640              0.52%              0.51%            1.01%          0%
    2000................................          5,902              0.69%              0.69%            0.93%         18%
    1999................................          5,601              0.94%              0.94%            0.88%          7%
    1998................................          3,613              0.76%(3)           0.76%(3)         0.51%(3)       3%(3)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

    (2) Computed on an annualized basis, unless otherwise indicated.

    (3) Period from December 1, 1997 (date Class I operations commenced) through July 31, 1998. Ratios presented have not been annualized.

    (4) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

                                                       PER SHARE
                                                     NET INVESTMENT    AMOUNT
                                               YEAR      INCOME      REIMBURSED
                                               ----  --------------  ----------
          STRATEGIC YIELD PORTFOLIO
            Class A                            2000      $0.66         $2,521

          MONEY MARKET PORTFOLIO
            Class A                            2003      $0.00         $9,257
                                               2002       0.00          8,374

            Class I                            2003      $0.00         $2,176
                                               2002       0.01          1,603
                                               2000       0.04          1,701
                                               1999       0.03          1,724